Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Loss before provision for income tax	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)
Income tax benefit computed at an applicable tax rate of 25%	(38,604)		(48,233)	(77,946)
Effect of non-deductible expenses	1,205		1,486	1,516
Effect of research and development expenses super deduction	(3,507)		(4,868)	(12,316)
Effect of preferential tax rate			3,683	16,326
Effect on tax rates in different tax jurisdictions			3,729	574
Change in valuation allowance	31,139		44,203	71,846
Effect of tax holidays inside PRC	(1,757)
Income tax expense	¥ 0		¥ 0	¥ 0
Percent
Income tax expense at PRC statutory rate	25.00%	25.00%
Changes in valuation allowances	(20.20%)	(20.20%)
Effect of changes in tax laws or rates enacted in the current year	0.00%	0.00%
Effect of cross-border tax laws	0.00%	0.00%
Nontaxable or nondeductible items	(0.80%)	(0.80%)
Changes in unrecognized tax benefits	0.00%	0.00%
Effect of tax holidays inside PRC	1.10%	1.10%
Effect of research and development expenses super deduction	2.30%	2.30%
Cayman
Amount
Statutory income tax rate differential between PRC and other jurisdictions	¥ 9,728
Percent
Statutory income tax rate differential between PRC and other jurisdictions	(6.30%)	(6.30%)
Hong Kong
Amount
Change in valuation allowance	¥ 593
Statutory income tax rate differential between PRC and other jurisdictions	¥ 1,203
Percent
Statutory income tax rate differential between PRC and other jurisdictions	(0.80%)	(0.80%)
Changes in valuation allowances	(0.40%)	(0.40%)